Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2022
Entity Registrant Name	ICON plc
Amendment Flag	false
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2022